Debt - Components and Fair Value of the Note and Warrant (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Notes Payable
Outstanding balance	$ 36,800,000	$ 11,500,000
Less: Discounts, net of amortization	1,400,000
Total notes payable balance	35,400,000	$ 11,500,000
Subordinated convertible promissory note
Notes Payable
Outstanding balance	5,125,781
Less: Discounts, net of amortization	1,272,193
Total notes payable balance	3,853,588
Estimated fair value at date of issuance	$ 6,825,393